STOCK OPTIONS AND WARRANTS - Summary of status of company's nonvested shares and changes (Details 1) (USD $)	6 Months Ended		3 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013 Nonvested shares	Jun. 30, 2012 Nonvested shares	Mar. 31, 2012 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 31, 2010 Nonvested shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Nonvested shares	30,000	60,000	30,000		60,000	60,000	124,000
Granted			2,000	23,000	1,994,000	2,017,000	6,000
Forfeited					(50,000)	(50,000)
Vested			(2,000)	(37,500)	(972,000)	(1,997,000)	(70,000)
Number of Nonvested shares	30,000	1,017,500				30,000	60,000	124,000
Weighted Average Exercise Price, Nonvested shares	$ 2.60	$ 2.60	$ 2.60		$ 2.60	$ 2.60	$ 2.25
Weighted Average Exercise Price, Granted			$ 1.38	$ 1.70	$ 1.70	$ 1.70	$ 0.85
Weighted Average Exercise Price, Forfeited					$ 1.70	$ 1.70
Weighted Average Exercise Price, Vested			$ 1.38	$ 1.70	$ 1.70	$ 1.70	$ 1.83
Weighted Average Exercise Price, Nonvested shares	$ 2.60	$ 1.75				$ 2.60	$ 2.60	$ 2.25
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	5 years 9 months 29 days	6 years 9 months 29 days
Weighted Average Remaining Contractual Term, Granted (in years)			4 years 9 months 29 days	11 months 1 day	1 year	11 months 16 days	4 years 11 months 1 day
Weighted Average Remaining Contractual Term, Forfeited (in years)					11 months 1 day	11 months 1 day
Weighted Average Remaining Contractual Term, Vested (in years)			4 years 9 months 29 days	9 months	1 year	8 months 19 days	6 years 2 months 16 days
Weighted Average Remaining Contractual Term, Nonvested shares (in years)	5 years 3 months 29 days	9 months 29 days				5 years 9 months 29 days	6 years 9 months 29 days	7 years 3 months 29 days